Financial assets and liabilities - Financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021		Jan. 01, 2021
Financial assets
Total financial assets		$ 1,585	$ 1,398
Current	[1]				$ 10
Non-current		1,585	1,398	[1]	$ 16	[1]
Interest rate Cap
Financial assets
Total financial assets		$ 1,585	$ 1,398

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.